UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22263

KraneShares Trust

(Exact name of registrant as specified in charter)

________

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Copy to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2014

Schedule of Investments (Unaudited)	December 31, 2014

MPS Thomson Reuters Venture Capital Fund

	Shares	Value
COMMON STOCK — 83.5%‡
ARGENTINA—0.0%
Information Technology — 0.0%
MercadoLibre	12	$1,532

CHINA—0.0%
Information Technology — 0.0%
SINA *	21	786
Sohu.com *	31	1,649
		2,435
GUERNSEY—0.1%
Information Technology — 0.1%
Amdocs	288	13,437

ISRAEL—0.1%
Information Technology — 0.1%
Check Point Software Technologies *	120	9,428

NETHERLANDS—0.3%
Energy — 0.0%
Core Laboratories	8	963
Information Technology — 0.0%
Yandex, Cl A *	72	1,293
Materials — 0.3%
LyondellBasell Industries, Cl A	414	32,867
TOTAL NETHERLANDS		35,123

UNITED STATES— 83.0%
Consumer Discretionary — 1.4%
McDonald's	827	77,490
Netflix *	8	2,733
NIKE, Cl B	233	22,403
Sotheby's	95	4,102
Walt Disney	410	38,618
		145,346
Consumer Staples — 0.9%
Procter & Gamble	1,066	97,102
Energy — 3.0%
Anadarko Petroleum	325	26,813
Apache	511	32,024
Chevron	548	61,474
EOG Resources	236	21,729
Exxon Mobil	900	83,204

Schedule of Investments (Unaudited)	December 31, 2014

MPS Thomson Reuters Venture Capital Fund

	Shares	Value
COMMON STOCK — continued
Energy — continued
Occidental Petroleum	500	$40,305
Pioneer Natural Resources	29	4,317
Schlumberger	485	41,424
		311,290
Financials — 2.0%
Berkshire Hathaway, Cl B *	289	43,393
Boston Properties	267	34,360
Crown Castle International	760	59,813
PNC Financial Services Group	419	38,225
Progressive	1,136	30,661
		206,452
Health Care — 0.7%
Amgen	136	21,664
athenahealth *	41	5,974
Cooper	236	38,253
Gilead Sciences *	28	2,639
Johnson & Johnson	14	1,464
Merck	5	284
		70,278
Industrials — 3.6%
3M	294	48,310
Boeing	252	32,755
Caterpillar	419	38,351
General Electric	2,605	65,828
Honeywell International	452	45,164
Proto Labs *	26	1,746
Union Pacific	468	55,753
United Parcel Service, Cl B	375	41,689
United Technologies	417	47,955
Verisk Analytics, Cl A *	77	4,932
		382,483
Information Technology — 67.5%
ACI Worldwide *	1,356	27,351
Adobe Systems *	5,696	414,099
Advent Software	582	17,832
Akamai Technologies *	73	4,596
Amphenol, Cl A	78	4,197
ANSYS *	964	79,048
AOL *	83	3,832
Apple	2,209	243,830
Aspen Technology *	1,080	37,822
Autodesk *	2,438	146,426

Schedule of Investments (Unaudited)	December 31, 2014

MPS Thomson Reuters Venture Capital Fund

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Blackbaud	518	$22,409
Blucora *	93	1,288
Bottomline Technologies de *	82	2,073
CA	3,417	104,048
CACI International, Cl A *	110	9,480
Cadence Design Systems *	3,218	61,045
CDW	92	3,236
Cisco Systems	2,972	82,666
Citrix Systems *	1,997	127,409
Cognizant Technology Solutions, Cl A *	118	6,214
CommVault Systems *	518	26,775
Computer Sciences	111	6,999
comScore *	73	3,389
Convergys	188	3,830
CSG Systems International	151	3,786
Dealertrack Technologies *	37	1,639
Demandware *	25	1,439
DST Systems	348	32,764
eBay *	1,975	110,837
EMC	2,019	60,046
EPAM Systems *	41	1,958
Equinix	50	11,337
F5 Networks *	47	6,132
Facebook, Cl A *	3,246	253,253
Fair Isaac	330	23,859
Fortinet *	1,562	47,891
Gartner *	95	8,000
Google, Cl A *	588	312,028
Google, Cl C *	751	395,326
Guidewire Software *	707	35,795
Hewlett-Packard	1,218	48,878
HomeAway *	54	1,608
IAC	90	5,471
iGATE *	69	2,724
Informatica *	1,161	44,275
Intel	2,816	102,192
International Business Machines	1,897	304,354
Intuit	2,950	271,961
Jack Henry & Associates	140	8,700
Leidos Holdings	73	3,177
LinkedIn, Cl A *	23	5,283
Manhattan Associates *	769	31,314
MasterCard, Cl A	348	29,984

Schedule of Investments (Unaudited)	December 31, 2014

MPS Thomson Reuters Venture Capital Fund

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microsoft	20,146	$935,783
Monotype Imaging Holdings	109	3,142
National Instruments	72	2,238
NCR *	74	2,156
NetScout Systems *	617	22,545
NetSuite *	328	35,808
Nuance Communications *	2,994	42,724
Oracle	14,867	668,569
Palo Alto Networks *	19	2,329
Pegasystems	455	9,450
Progress Software *	646	17,455
Proofpoint *	32	1,543
PTC *	1,402	51,383
Qlik Technologies *	919	28,388
QUALCOMM	1,225	91,054
RealPage *	464	10,189
Red Hat *	1,969	136,137
Rovi *	1,059	23,923
salesforce.com inc *	6,604	391,683
SanDisk	82	8,034
Sapient *	123	3,060
ServiceNow *	1,350	91,598
Skyworks Solutions	360	26,176
SolarWinds *	647	32,240
Solera Holdings	886	45,345
Splunk *	1,078	63,548
SS&C Technologies Holdings	709	41,469
Symantec	7,165	183,818
Synchronoss Technologies *	442	18,502
Synopsys *	1,764	76,681
Syntel *	91	4,093
Tableau Software, Cl A *	428	36,277
Teradata *	37	1,616
Total System Services	196	6,656
Twitter *	75	2,690
Tyler Technologies *	322	35,240
Ultimate Software Group *	311	45,659
Unisys *	81	2,388
VeriFone Systems *	119	4,427
Verint Systems *	698	40,679
VeriSign *	127	7,239
Virtusa *	88	3,667
Visa, Cl A	152	39,853

Schedule of Investments (Unaudited)	December 31, 2014

MPS Thomson Reuters Venture Capital Fund

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VMware, Cl A *	1,080	$89,122
WebMD Health, Cl A *	92	3,639
Workday, Cl A *	31	2,530
Yahoo! *	1,346	67,986
Zynga, Cl A *	8,848	23,536
		7,090,172
Materials — 1.5%
Dow Chemical	922	42,052
International Flavors & Fragrances	381	38,618
International Paper	553	29,630
Praxair	368	47,679
		157,979
Telecommunication Services — 2.4%
AT&T	3,128	105,070
CenturyLink	366	14,486
SBA Communications, Cl A *	136	15,063
Verizon Communications	2,456	114,892
		249,511
TOTAL UNITED STATES		8,710,613
TOTAL COMMON STOCK
(Cost $8,539,722)		8,772,568

EXCHANGE TRADED FUNDS — 18.4%
United States — 18.4%

Vanguard Health Care ETF	15,322	1,924,290
Vanguard Utilities ETF	12	1,228
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,837,293)		1,925,518
TOTAL INVESTMENTS — 101.9%
(Cost $10,377,015) †		$10,698,086

Schedule of Investments (Unaudited)	December 31, 2014

MPS Thomson Reuters Venture Capital Fund

A list of the outstanding OTC swap agreements held by the Fund at December 31, 2014

Total Return Swaps

	Reference			Termination	Notional	Net Unrealized
Counterparty	Entity/Obligation	Fund Pays	Fund Receives	Date	Amount	Depreciation
Societe Generale	SGGLTH20	0.54%	Index Return	12/31/49	$(10,481,734)	$(242,214)
Societe Generale	Basket Swap	1-Month LIBOR +0.35%	Index Return	12/31/49	(4,329,896)	(5,732)
						$(247,946)

For the period ended December 31, 2014, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $10,500,536

* — Non-income producing security.

‡ — Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

ETF — Exchange Traded Fund

OTC — Over the Counter

† At December 31, 2014, the tax basis cost of the Fund’s investments was $10,377,015 and the unrealized appreciation and depreciation were $467,633 and $(146,562), respectively.

The following is a list of the level of inputs used as of December 31, 2014, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,772,568	$—	$—	$8,772,568
Exchange Traded Funds	1,925,518	—	—	1,925,518
Total Investments in Securities	$10,698,086	$—	$—	$10,698,086

Other financial instruments	Level 1	Level 2	Level 3	Total
Total Return Swaps*
Unrealized Depreciation	$—	$(247,946)	$—	$(247,946)
Total Liabilities	$—	$(247,946)	$—	$(247,946)

* Swaps are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2014, there have been no transfers between Level 1 and Level 2 investments.

For the period ended December 31, 2014, there have been no transfers between Level 2 and Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities

Schedule of Investments (Unaudited)	December 31, 2014

MPS Thomson Reuters Venture Capital Fund

traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Schedule of Investments (Unaudited)	December 31, 2014

MPS Thomson Reuters Venture Capital Fund

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended December 31, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

COUNTERPARTY CREDIT. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, and interest rate swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Sub-Adviser believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Sub-Adviser considers factors such as counterparty credit ratings and financial statements, among others, when determining whether a counterparty is creditworthy. The Sub-Adviser regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with. Swap agreements also may be considered to be illiquid. To the extent the Fund’s financial instrument counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector.

DERIVATIVES RISK. The Fund’s investments in derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit (e.g., risk of counterparty default), difficulty in exiting a derivatives position, liquidity, valuation and legal restrictions. Certain types of derivatives may incur costs to the Fund which can reduce returns. In addition, segregated or earmarked assets and collateral holdings established in connection with the Fund’s derivatives investments in compliance with SEC guidance may limit the Fund’s investment flexibility. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub Adviser is incorrect about its expectations of market conditions, the use of derivatives could result in a loss to the Fund, which in some cases may be unlimited. Certain risks also are specific to the derivatives in which the Fund invests.

SWAP AGREEMENTS RISK. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central

Schedule of Investments (Unaudited)	December 31, 2014

MPS Thomson Reuters Venture Capital Fund

clearing is expected to reduce counterparty credit risk and increase liquidity, but centrally cleared swap transactions will not be risk-free.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal Executive Officer

Date: March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Trustee and Principal Executive Officer

Date: March 2, 2015

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane, Principal Financial Officer

Date: March 2, 2015